Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases	LEASES
We have entered into leases in the normal course of business primarily for office facilities, some of which include renewal options and escalation clauses. Certain leases also include both lease components (fixed payments including rent, taxes and insurance costs) and non-lease components (common area or other maintenance costs) which are accounted for as a single lease component as we have elected the practical expedient to group lease and non-lease components together for all leases. We have also elected not to recognize leases with original lease terms of 12 months or less (short-term leases) on our Consolidated Statements of Financial Condition. Most of our leases include one or more options to renew. The exercise of lease renewal options is typically at our sole discretion and are included in our right of use (“ROU”) assets and lease liabilities if they are reasonably certain of exercise.
Leases are classified as operating or finance leases at the lease commencement date (we did not have any finance leases as of December 31, 2023). Lease expense for operating leases and short-term leases is recognized on a straight-line basis over the lease term. The ROU assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. ROU assets and lease liabilities are recognized at the lease commencement date based on the estimated present value of the lease payment over the lease term.
As most of our leases do not provide an implicit rate, we use our incremental borrowing rate based on the information available at the lease commencement date in determining the present value of the lease payments.
The cost components of our operating leases follows:

	2023	2022	2021
	(In thousands)
Operating lease cost	$1,436	$1,636	$1,672
Variable lease cost	97	78	63
Short-term lease cost	94	91	64
Total	$1,627	$1,805	$1,799
Variable lease costs consist primarily of taxes, insurance, and common area or other maintenance costs for our leased facilities.
Supplemental balance sheet information related to our operating leases follows:

	2023	2022
	(In thousands)
Lease right of use asset (1)	$4,911	$5,544
Lease liabilities (2)	$5,114	$5,769

Weighted average remaining lease term (years)	6.03	5.86
Weighted average discount rate	2.7%	2.4%
(1)Included in Accrued income and other assets in our Consolidated Statements of Financial Condition.
(2)Included in Accrued expenses and other liabilities in our Consolidated Statements of Financial Condition.
Maturity analysis of our lease liabilities at December 31, 2023 based on required contractual payments follows:

(In thousands)
2024	$1,142
2025	1,075
2026	903
2027	714
2028	685
2029 and thereafter	1,041
Total lease payments	5,560
Less imputed interest	(446)
Total	$5,114